Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured At Fair Value on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below (in millions):

December 31, 2019		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturity securities
U.S. Government and government agencies	$7.7	$4.8	$2.9	$—
States, municipalities and political subdivisions	440.1	—	440.1	—
Residential mortgage-backed securities	66.9	—	57.7	9.2
Commercial mortgage-backed securities	109.4	—	74.8	34.6
Asset-backed securities	577.8	—	27.2	550.6
Corporate and other	2,827.0	46.5	2,669.5	111.0
Total fixed maturity securities	4,028.9	51.3	3,272.2	705.4
Equity securities
Common stocks	10.5	7.1	—	3.4
Perpetual preferred stocks	82.0	5.0	22.8	54.2
Total equity securities	92.5	12.1	22.8	57.6
Total assets accounted for at fair value	$4,121.4	$63.4	$3,295.0	$763.0

Liabilities
Embedded derivative	$3.0	$—	$—	$3.0
Other	4.8	—	—	4.8
Total liabilities accounted for at fair value	$7.8	$—	$—	$7.8

December 31, 2018		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturity securities
U.S. Government and government agencies	$25.4	$6.1	$19.3	$—
States, municipalities and political subdivisions	421.9	—	421.9	—
Residential mortgage-backed securities	94.4	—	75.4	19.0
Commercial mortgage-backed securities	93.9	—	35.7	58.2
Asset-backed securities	511.5	—	33.3	478.2
Corporate and other	2,244.5	6.6	2,152.9	85.0
Total fixed maturity securities	3,391.6	12.7	2,738.5	640.4
Equity securities
Common stocks	15.0	9.1	—	5.9
Perpetual preferred stocks	185.5	7.2	123.0	55.3
Total equity securities	200.5	16.3	123.0	61.2
Total assets accounted for at fair value	$3,592.1	$29.0	$2,861.5	$701.6

Liabilities
Embedded Derivatives	$8.4	$—	$—	$8.4
Other	3.5	—	—	3.5
Total liabilities accounted for at fair value	$11.9	$—	$—	$11.9

Schedule of Changes in Balances of Level 3 Financial Assets at Fair Value
The following tables summarize changes to the Company’s financial instruments carried at fair value and classified within Level 3 of the fair value hierarchy for the year ended December 31, 2019 and 2018 (in millions):

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2018	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer to Level 3	Transfer out of Level 3	Balance at December 31, 2019
Assets
Fixed maturity securities
States, municipalities and political subdivisions	$—	$—	$0.1	$—	$(0.5)	$4.2	$(3.8)	$—
Residential mortgage-backed securities	19.0	—	0.1	—	(1.9)	1.5	(9.5)	9.2
Commercial mortgage-backed securities	58.2	0.8	1.5	7.5	(37.6)	5.1	(0.9)	34.6
Asset-backed securities	478.2	(2.1)	14.1	184.4	(236.7)	189.1	(76.4)	550.6
Corporate and other	85.0	(3.2)	5.5	28.5	(28.5)	106.5	(82.8)	111.0
Total fixed maturity securities	640.4	(4.5)	21.3	220.4	(305.2)	306.4	(173.4)	705.4
Equity securities
Common stocks	5.9	(1.5)	0.1	0.3	(1.2)	—	(0.2)	3.4
Perpetual preferred stocks	55.3	(3.9)	(0.1)	2.5	(2.6)	3.0	—	54.2
Total equity securities	61.2	(5.4)	—	2.8	(3.8)	3.0	(0.2)	57.6
Total financial assets	$701.6	$(9.9)	$21.3	$223.2	$(309.0)	$309.4	$(173.6)	$763.0

		Total realized/unrealized (gains) losses included in
	Balance at December 31, 2018	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer to Level 3	Transfer out of Level 3	Balance at December 31, 2019
Liabilities
Embedded derivative	$8.4	$(5.4)	$—	$—	$—	$—	$—	$3.0
Other	3.5	—	—	3.0	—	—	(1.7)	4.8
Total financial liabilities	$11.9	$(5.4)	$—	$3.0	$—	$—	$(1.7)	$7.8

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer to Level 3	Transfer out of Level 3	Balance at December 31, 2018
Assets
Fixed maturity securities
U.S. Government and government agencies	$—	$—	$—	$2.3	$—	$—	$(2.3)	$—
States, municipalities and political subdivisions	6.0	—	(0.1)	0.1	—	0.4	(6.4)	—
Residential mortgage-backed securities	14.6	0.2	0.2	33.7	(8.0)	8.1	(29.8)	19.0
Commercial mortgage-backed securities	12.2	(0.1)	(0.9)	47.5	(0.1)	1.8	(2.2)	58.2
Asset-backed securities	133.7	1.2	(31.6)	445.4	(79.8)	12.9	(3.6)	478.2
Corporate and other	26.3	(0.2)	(6.1)	116.8	(15.0)	24.8	(61.6)	85.0
Total fixed maturity securities	192.8	1.1	(38.5)	645.8	(102.9)	48.0	(105.9)	640.4
Equity securities
Common stocks	0.2	0.8	—	0.1	—	4.8	—	5.9
Perpetual preferred stocks	6.4	(0.5)	—	56.0	(0.4)	3.5	(9.7)	55.3
Total equity securities	6.6	0.3	—	56.1	(0.4)	8.3	(9.7)	61.2
Derivatives	0.3	(0.3)	—	—	—	—	—	—
Total financial assets	$199.7	$1.1	$(38.5)	$701.9	$(103.3)	$56.3	$(115.6)	$701.6

		Total realized/unrealized (gains) losses included in
	Balance at December 31, 2017	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer to Level 3	Transfer out of Level 3	Balance at December 31, 2018
Liabilities
Embedded derivatives	$—	$(4.1)	$—	$12.5	$—	$—	$—	$8.4
Other	4.7	(2.2)	—	1.2	(0.2)	—	—	3.5
Total financial liabilities	$4.7	$(6.3)	$—	$13.7	$(0.2)	$—	$—	$11.9

Schedule of Financial Instruments Measured at Fair Value on Nonrecurring Basis
The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments, which were not measured at fair value on a recurring basis. The table excludes carrying amounts for cash and cash equivalents, accounts receivable, accounts payable and other current liabilities, and other assets and liabilities approximate fair value due to relatively short periods to maturity (in millions):

December 31, 2019			Fair Value Measurement Using:
	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
Assets
Mortgage loans	$183.5	$183.5	$—	$—	$183.5
Policy loans	19.1	19.1	—	19.1	—
Other invested assets	—	—	—	—	—
Total assets not accounted for at fair value	$202.6	$202.6	$—	$19.1	$183.5
Liabilities
Annuity benefits accumulated (1)	$233.9	$231.0	$—	$—	$231.0
Long-term obligations (2)	772.0	768.9	—	768.9	—
Total liabilities not accounted for at fair value	$1,005.9	$999.9	$—	$768.9	$231.0

December 31, 2018			Fair Value Measurement Using:
	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
Assets
Mortgage loans	$137.6	$137.6	$—	$—	$137.6
Policy loans	19.8	19.8	—	19.8	—
Other invested assets	1.6	1.6	—	—	1.6
Total assets not accounted for at fair value	$159.0	$159.0	$—	$19.8	$139.2
Liabilities
Annuity benefits accumulated (1)	$244.0	$241.7	$—	$—	$241.7
Long-term obligations (2)	675.6	676.1	—	676.1	—
Total liabilities not accounted for at fair value	$919.6	$917.8	$—	$676.1	$241.7